S000011204 [Member] Expense Example - Dodge & Cox Balanced Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	664
Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 587